UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2011

Investment Commentary and

Semi-Annual Repor t

Legg Mason

Capital Management

Disciplined Equity

Research Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Capital Management Disciplined Equity Research Fund

Fund objective

The Fund seeks long-term capital appreciation.

Investment commentary

This six-month period has been an interesting time for the Fund. As U.S. markets produced one of their strongest returns in the fourth quarter of 2010 since the Internet bubble, the Fund kept pace and outperformed the Russell 1000 Indexi (the “Index”) during the six-month period. Falling correlations during the period provided a significant tailwind, allowing several of the Fund’s positions to play out along our expectations. While the first quarter of 2011 saw a continuation of that momentum as it unfolded, several macroeconomic events intervened and eroded some of those returns. The first such event occurred in February, when a series of revolutions in the Maghreb culminated in the peaceful overthrow of Egypt’s president and a less than peaceful civil war in Libya. While the Fund did not have much direct exposure to this region, the concomitant spike in energy prices and investor fears about slower global growth did impact the portfolio. Just when markets had digested this news, in March a terrible tsunami struck Japan, the world’s third largest economy, and severely damaged a nuclear reactor, creating questions about long-term impact to the economy and day-to-day life in the heart of the country. All of the fourth quarter’s optimism was dashed against macro shoals in a relatively short time.

While global markets did not react in a uniformly negative way to the tumult of these events, there was a uniformly negative impact on correlations in the market. The old saw that “nothing goes up in a crisis except correlation” proved to be true yet again. Beginning in mid-February with the turmoil in the Maghreb and accelerating through the Japan tsunami, correlations at a security and sector level spiked, putting the brakes on the Fund’s returns. Specifically looking at our internal Market Risk Dashboard, in mid-February median correlations on the broad-based S&P 500 Indexii reversed their decline from the 2010 multi-decade peak and began to rise. Rising correlations are always a challenge for stock pickers. In periods where stocks all act more and more alike, the “natural” diversification from owning different names breaks down. This challenge is not insurmountable however; it just means that in order to remain truly diversified much more attention needs to go to security selection and portfolio construction. We believe that the broad exposure to all areas of the market implicit in the design of the Fund helped to mitigate both downside capture and overall volatility. Looking forward, we are reviewing correlations and exposures in the portfolio to maximize diversity and ensure that the potential long-term returns available through our systematic application of our investment process flow through to shareholders.

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management Disciplined Equity Research Fund	III

In an environment characterized by high correlations and low valuation spreads, rigorously ensuring that the portfolio is truly diversified becomes more important.

Despite a largely breakeven six months, there were plenty of winners and losers in the period. The top ten contributors to the Fund’s performance for the period were Exxon Mobil Corp., Youku.com Inc. (ADR), Rackspace Hosting Inc., EMC Corp., Lowe’s Cos. Inc., QUALCOMM Inc., CONSOL Energy Inc., Schlumberger Ltd., Hertz Global Holdings Inc. and Capital One Financial Corp. In reflecting on this list, the most important factor for us is that five of the six sector teams had at least one top contributor in the period. Interestingly, the absent sector, Health Care, has enjoyed a resurgence in 2011 and as of this writing, is one of the best performing sectors in the market, generating plenty of returns year-to-date. We believe broad performance from each sector team is a key success factor for the portfolio over time.

While in any given time period certain teams may do better or worse, consistent, successful stock selection through rigorous application of our investment process is critical to the long-term performance of the Fund. While, historically, Legg Mason Capital Management has enjoyed outsized success in certain areas of the market, the Fund’s ability to drive returns from all areas of the market is critical to its success. To the degree that we successfully identify businesses in all areas of the market trading below intrinsic value, we believe that we can create a portfolio with lower volatility and strong risk-adjusted returns.

Beyond the broad brush picture of winners in all sector sleeves of the portfolio, other themes are apparent. In Information Technology (“IT”), the build out of the “cloud” computing infrastructure continues to be a major force and drove Rackspace and EMC in the period. The IT team has done ample work on the cloud and believes that the portfolio overall is positioned to benefit from this powerful secular trend in a sensible, valuation-driven way. Small, mobile devices like smartphones and tablets also continue to be a significant source of growth for the industry, as evidenced by QUALCOMM’s performance. The Fund also saw attractive returns from using its out-of-Index allocation to invest in Chinese video site Youku.com, a company we believed was significantly mispriced based on the media industry structure in China relative to the U.S. Energy saw fears about Libya and oil shortages play out, with Exxon rising with oil, Schlumberger on expectations of increased global demand for oil exploration and production and CONSOL Energy because of market expectations that its onshore U.S. coal and natural gas resources were becoming more valuable as the world became more uncertain. Financials benefited from continued strong performance in consumer lenders like Capital One, as the bifurcation of the consumer recovery (appearing to be well underway) and the corporate and industrial recovery (check back later) in the U.S. economy manifests. Finally, the Consumer and Industrials sectors saw stock-specific stories as names either benefited from a burgeoning residential real estate recovery (Lowe’s) or a strong quarter (Hertz).

The top ten detractors from the Fund’s performance during the six-month period included Cisco Systems Inc., Best Buy Co. Inc., Assured Guaranty Ltd., Industria de Diseno Textil S.A. (“Inditex”), Hewlett-Packard Co., Nokia OYJ (ADR), Microsoft Corp., ITC Holdings Corp., Devon Energy Corp. and Marvell Technology Group Ltd. Losers

The Investment Commentary is not a part of the Semi-Annual Report.

IV	Legg Mason Capital Management Disciplined Equity Research Fund

Investment commentary (cont’d)

were slightly more concentrated than winners on a sector team basis, with the IT, Financials, Energy and Consumer teams all contributing at least one name to the list. IT posted the most losers, with the challenges largely concentrated in so-called “value technology.” Whether Cisco, Hewlett-Packard, Nokia or Microsoft, the controversy continues to be whether ongoing disruption of the personal computing model and networking industry by new innovations will be so severe as to substantially reduce current margins and growth. We believe the no-growth expectations priced in are too severe, but at the same time have a number of investments in higher-growth, innovative models we believe are attractively valued in order to diversify our exposure. Best Buy also is caught up in this technology transition as the company has seen the flat panel television cycle fizzle, but has not benefited from smartphones or tablets to the degree it normally would have because of Apple Inc.’s position in these markets and substantial investments in its Apple-themed retail stores. While there is a real chance Best Buy ends up getting disrupted as well, we believe this is more than reflected in the current price and, combined with our investment in Apple, believe we have positioned the portfolio to benefit regardless of the outcome.

Beyond secular concerns about disruptive innovation, there were also a few other stock-specific disappointments in the period. Assured Guaranty continues to be a controversial stock driven by investor post-traumatic stress from the financial crisis and lingering questions about the company’s losses from mortgage-related bonds it insured in the mid-2000s. At a fraction of book value with its traditional municipal bond reinsurance business in recovery and all of its competitors diminished or gone, we believe prospects are attractive and a small position appropriate. Other positions like Devon and Marvell are on the loser list more from timing around their purchase than their fundamental underperformance; both were first quarter purchases made just as the market entered a period of chop and did not represent significant declines. Rounding out the list, Inditex was caught up in continued concerns about the European debt crisis and ITC by questions about future growth rates. As with all of our more challenging performers, we continue to review the investment case for these companies to either identify disconfirming evidence or to determine whether the current prices are even more compelling than when we first purchased the names. Of this list, we pruned Inditex, Nokia and ITC, either because they were at what we deemed fair value or because our investment case had failed to play out. We believe that exactly this rigor is required for a valuation driven, active share strategy to work, and continue to make decisions by evaluating the company’s prospects on a long-term horizon.

As always, we appreciate your investment and continued interest in Legg Mason Capital Management Disciplined Equity Research Fund. We look forward to any questions or comments you may have.

Sincerely,

Randy Befumo, CFA

Director of Research

Legg Mason Capital Management, LLC

May 24, 2011

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities involve interest-rate, credit, inflation and reinvestment risks. Small-

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management Disciplined Equity Research Fund	V

and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value approach to investing involves the risk that those stocks deemed to be undervalued by the portfolio managers may remain undervalued. The Fund’s investment strategy may subject it to additional risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

Any discussion of individual securities is intended to inform shareholders as to the basis (in whole or in part) for previously made decisions by a portfolio manager to buy, sell or hold a security in a portfolio. References to specific securities are not intended, and should not be relied upon, as the basis for anyone to buy, sell or hold any security. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies should consult their financial professional.

Portfolio holdings and breakdowns are as of April 30, 2011 and are subject to change and may not be representative of the portfolio managers’ current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this date were: Exxon Mobil Corp. (4.0%), Apple Inc. (2.2%), EMC Corp. (2.2%), PepsiCo Inc. (2.1%), Berkshire Hathaway Inc., Class B Shares (2.1%), Procter & Gamble Co. (2.1%), Stanley Black & Decker Inc. (1.9%), Johnson & Johnson (1.9%), Adobe Systems Inc. (1.8%) and Lowe’s Cos. Inc. (1.8%). Please refer to pages 6 through 10 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of April 30, 2011 were: Information Technology (23.6%), Financials (15.6%), Health Care (13.1%), Energy (10.6%) and Consumer Discretionary (10.5%). The Fund’s portfolio composition is subject to change at any time.

The views expressed in this commentary reflect those solely of the portfolio manager as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein has been prepared from sources believed to be reliable, but cannot be guaranteed. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance. Investors should not use this information as the sole basis for investment decisions.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

The Investment Commentary is not a part of the Semi-Annual Report.

April 30, 2011

Semi-Annual Repor t

Legg Mason

Capital Management

Disciplined Equity

Research Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	1

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Capital Management Disciplined Equity Research Fund for the six-month reporting period ended April 30, 2011.

Total returns for the Fund, excluding sales charges, for the six-month period ended April 30, 2011 are presented below, along with those of the Fund’s current and former unmanaged benchmarks, the Russell 1000 Indexi and the S&P 500 Indexii, respectively, and Lipper peer group:

Performance Snapshot as of April 30, 2011 (unaudited)
(excluding sales charges)	6 months
Legg Mason Capital Management Disciplined Equity Research Fund:
Class A	N/A
Class C	N/A
Class I	17.61%
Russell 1000 Index	17.12%
S&P 500 Index	16.36%
Lipper Multi-Cap Growth Funds Category Average[1]	17.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Performance of Class A and Class C shares is not shown because these share classes commenced operations on November 12, 2010.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated February 28, 2011, the gross total operating expense ratios for Class A, Class C and Class I shares were 18.69%, 19.44% and 18.34%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 485 funds in the Fund’s Lipper category, and excluding sales charges.

2	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Letter to our shareholders (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage (except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class A shares, 2.05% for Class C shares and 1.05% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

May 27, 2011

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	3

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities involve interest-rate, credit, inflation and reinvestment risks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value approach to investing involves the risk that those stocks deemed to be undervalued by the portfolio managers may remain undervalued. The Fund’s investment strategy may subject it to additional risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

4	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2011 and October 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2010 and held for the period ended April 30, 2011, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A2	15.70%	$1,000.00	$1,157.00	1.30%	$6.41	Class A	5.00%	$1,000.00	$1,018.35	1.30%	$6.51
Class C2	15.25	1,000.00	1,152.50	2.05	10.09	Class C	5.00	1,000.00	1,014.63	2.05	10.24
Class I	17.61	1,000.00	1,176.10	1.05	5.67	Class I	5.00	1,000.00	1,019.59	1.05	5.26

[1]	For the six months ended April 30, 2011, unless otherwise noted.

[2]	For the period November 12, 2010 (inception date) through April 30, 2011.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, (167) for Class A and C shares and (181) for Class I shares, then divided by 365.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2011

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 10.5%
Automobiles — 1.2%
Ford Motor Co.	2,318	$35,859	*
Hotels, Restaurants & Leisure — 0.8%
Boyd Gaming Corp.	2,586	23,119	*
Household Durables — 1.9%
Stanley Black & Decker Inc.	792	57,539
Internet & Catalog Retail — 1.1%
Amazon.com Inc.	136	26,724	*
E-Commerce China Dangdang Inc., ADR	292	6,719	*
Total Internet & Catalog Retail		33,443
Media — 1.1%
Time Warner Inc.	825	31,235
Multiline Retail — 0.6%
J.C. Penney Co. Inc.	503	19,340
Specialty Retail — 3.8%
Aeropostale Inc.	1,143	29,181	*
Best Buy Co. Inc.	903	28,192
Lowe’s Cos. Inc.	2,061	54,101
Total Specialty Retail		111,474
Total Consumer Discretionary		312,009
Consumer Staples — 9.2%
Beverages — 2.8%
Diageo PLC, ADR	253	20,587
PepsiCo Inc.	906	62,414
Total Beverages		83,001
Food & Staples Retailing — 2.4%
Safeway Inc.	1,252	30,436
Wal-Mart Stores Inc.	744	40,905
Total Food & Staples Retailing		71,341
Food Products — 0.4%
Dean Foods Co.	1,113	12,455	*
Household Products — 3.6%
Colgate-Palmolive Co.	340	28,679
Energizer Holdings Inc.	229	17,296	*
Procter & Gamble Co.	941	61,071
Total Household Products		107,046
Total Consumer Staples		273,843

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	7

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Energy — 10.6%
Energy Equipment & Services — 2.5%
Schlumberger Ltd.	601	$53,940
Transocean Ltd.	304	22,116	*
Total Energy Equipment & Services		76,056
Oil, Gas & Consumable Fuels — 8.1%
CONSOL Energy Inc.	815	44,083
Devon Energy Corp.	377	34,307
Exxon Mobil Corp.	1,348	118,624
Noble Energy Inc.	443	42,648
Total Oil, Gas & Consumable Fuels		239,662
Total Energy		315,718
Financials — 15.6%
Capital Markets — 3.7%
BlackRock Inc.	126	24,688
Charles Schwab Corp.	1,580	28,930
Solar Capital Ltd.	1,145	29,060
State Street Corp.	562	26,161
Total Capital Markets		108,839
Commercial Banks — 0.6%
Fifth Third Bancorp	1,373	18,220
Consumer Finance — 1.5%
American Express Co.	506	24,834
Capital One Financial Corp.	368	20,141
Total Consumer Finance		44,975
Diversified Financial Services — 4.4%
Bank of America Corp.	3,258	40,008
Citigroup Inc.	8,761	40,213	*
JPMorgan Chase & Co.	1,089	49,691
Total Diversified Financial Services		129,912
Insurance — 4.6%
Assured Guaranty Ltd.	1,068	18,156
Berkshire Hathaway Inc., Class B Shares	742	61,809	*
Genworth Financial Inc., Class A Shares	1,912	23,307	*
MetLife Inc.	721	33,736
Total Insurance		137,008
Real Estate Investment Trusts (REITs) — 0.8%
Weyerhaeuser Co.	982	22,596
Total Financials		461,550

See Notes to Financial Statements.

8	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Health Care — 13.1%
Biotechnology — 4.6%
Alkermes Inc.	1,053	$15,184	*
Celgene Corp.	525	30,912	*
Dendreon Corp.	883	38,349	*
Human Genome Sciences Inc.	944	27,820	*
Myriad Genetics Inc.	1,119	23,991	*
Total Biotechnology		136,256
Health Care Equipment & Supplies — 1.6%
Medtronic Inc.	1,161	48,472
Health Care Technology — 0.6%
athenahealth Inc.	355	16,411	*
Pharmaceuticals — 6.3%
Auxilium Pharmaceuticals Inc.	967	23,556	*
Forest Laboratories Inc.	583	19,332	*
Johnson & Johnson	868	57,045
Merck & Co. Inc.	1,180	42,421
Pfizer Inc.	2,109	44,205
Total Pharmaceuticals		186,559
Total Health Care		387,698
Industrials — 10.1%
Aerospace & Defense — 2.0%
Goodrich Corp.	414	36,585
Lockheed Martin Corp.	264	20,922
Total Aerospace & Defense		57,507
Air Freight & Logistics — 0.8%
UTI Worldwide Inc.	1,064	23,844
Airlines — 1.1%
Southwest Airlines Co.	2,845	33,429
Construction & Engineering — 0.8%
Aecom Technology Corp.	820	22,353	*
Industrial Conglomerates — 2.7%
3M Co.	382	37,134
United Technologies Corp.	483	43,267
Total Industrial Conglomerates		80,401
Machinery — 0.7%
Oshkosh Corp.	666	21,086	*

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	9

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Road & Rail — 2.0%
Hertz Global Holdings Inc.	1,959	$33,715	*
Old Dominion Freight Line Inc.	686	25,670	*
Total Road & Rail		59,385
Total Industrials		298,005
Information Technology — 23.6%
Communications Equipment — 2.8%
Cisco Systems Inc.	3,043	53,435
QUALCOMM Inc.	514	29,216
Total Communications Equipment		82,651
Computers & Peripherals — 6.2%
Apple Inc.	186	64,771	*
EMC Corp.	2,276	64,502	*
Hewlett-Packard Co.	795	32,094
Synaptics Inc.	742	21,087	*
Total Computers & Peripherals		182,454
Internet Software & Services — 3.6%
eBay Inc.	1,542	53,045	*
Rackspace Hosting Inc.	865	39,954	*
Youku.com Inc., ADR	244	14,425	*
Total Internet Software & Services		107,424
IT Services — 0.8%
MasterCard Inc., Class A Shares	86	23,727
Semiconductors & Semiconductor Equipment — 3.5%
First Solar Inc.	129	18,004	*
Integrated Device Technology Inc.	3,813	31,019	*
Marvell Technology Group Ltd.	1,812	27,959	*
PMC-Sierra Inc.	3,491	27,998	*
Total Semiconductors & Semiconductor Equipment		104,980
Software — 6.7%
Adobe Systems Inc.	1,614	54,150	*
Autodesk Inc.	863	38,818	*
CA Inc.	1,193	29,336
Microsoft Corp.	1,658	43,141
Red Hat Inc.	699	33,181	*
Total Software		198,626
Total Information Technology		699,862

See Notes to Financial Statements.

10	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2011

Legg Mason Capital Management Disciplined Equity Research Fund

Security	Shares	Value
Materials — 3.9%
Chemicals — 1.4%
Monsanto Co.	223	$15,173
Nalco Holding Co.	904	26,406
Total Chemicals		41,579
Containers & Packaging — 0.9%
Sealed Air Corp.	1,072	27,625
Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold Inc.	371	20,416
Nucor Corp.	584	27,425
Total Metals & Mining		47,841
Total Materials		117,045
Utilities — 3.4%
Electric Utilities — 0.8%
American Electric Power Co. Inc.	647	23,602
Independent Power Producers & Energy Traders — 1.3%
Calpine Corp.	2,219	37,168	*
Multi-Utilities — 1.3%
Xcel Energy Inc.	1,599	38,904
Total Utilities		99,674
Total Investments — 100.0% (Cost — $2,563,917#)		2,965,404
Other Assets in Excess of Liabilities — 0.0%		799
Total Net Assets — 100.0%		$2,966,203

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

April 30, 2011

Assets:
Investments, at value (Cost — $2,563,917)	$2,965,404
Cash	7,491
Receivable from investment manager	16,922
Receivable for securities sold	10,659
Dividends receivable	1,815
Prepaid expenses	29,226
Total Assets	3,031,517

Liabilities:
Trustees’ fees payable	4,466
Distribution fees payable	36
Accrued expenses	60,812
Total Liabilities	65,314
Total Net Assets	$2,966,203

Net Assets:
Par value (Note 7)	$2
Paid-in capital in excess of par value	2,445,469
Overdistributed net investment income	(4,787)
Accumulated net realized gain on investments and foreign currency transactions	124,032
Net unrealized appreciation on investments	401,487
Total Net Assets	$2,966,203

Shares Outstanding:
ClassA	1,418
ClassC	854
ClassI	218,152

Net Asset Value:
ClassA (and redemption price)	$13.48
ClassC*	$13.49
ClassI (and redemption price)	$13.46
Maximum Public Offering Price Per Share:
ClassA (based on maximum initial sales charge of 5.75%)	$14.30

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

12	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2011

Investment Income:
Dividends	$13,954
Less: Foreign taxes withheld	(20)
Total Investment Income	13,934

Expenses:
Registration fees	33,566
Legal fees	32,346
Audit and tax	22,885
Trustees’ fees	16,416
Shareholder reports	14,403
Custody fees	11,701
Investment management fee (Note 2)	7,911
Transfer agent fees (Note 5)	115
Distribution fees (Notes 2 and 5)	67
Miscellaneous expenses	3,493
Total Expenses	142,903
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(130,972)
Net Expenses	11,931
Net Investment Income	2,003

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	124,084
Foreign currency transactions	(46)
Net Realized Gain	124,038
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	221,835
Foreign currencies	24
Change in Net Unrealized Appreciation (Depreciation)	221,859
Net Gain on Investments and Foreign Currency Transactions	345,897
Increase in Net Assets from Operations	$347,900

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended April 30, 2011 (unaudited) and the Period Ended October 31, 2010	2011	2010†

Operations:
Net investment income	$2,003	$4,606
Net realized gain	124,038	21,282
Change in net unrealized appreciation (depreciation)	221,859	179,628
Increase in Net Assets From Operations	347,900	205,516

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(12,500)	—
Net realized gains	(21,306)	—
Decrease in Net Assets From Distributions to Shareholders	(33,806)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,258,670	1,441,663
Reinvestment of distributions	31,090	—
Cost of shares repurchased	(266,125)	(18,705)
Increase in Net Assets From Fund Share Transactions	1,023,635	1,422,958
Increase in Net Assets	1,337,729	1,628,474

Net Assets:
Beginning of period	1,628,474	—
End of period*	$2,966,203	$1,628,474
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(4,787)	$5,710

†	For the period June 30, 2010 (inception date) to October 31, 2010.

See Notes to Financial Statements.

14	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2011[2]

Net asset value, beginning of period	$11.85

Income (loss) from operations:
Net investment loss	(0.01)
Net realized and unrealized gain	1.85
Total income from operations	1.84

Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.15)
Total distributions	(0.21)

Net asset value, end of period	$13.48
Total return[3]	15.70%

Net assets, end of period (000s)	$19

Ratios to average net assets:
Gross expenses[4]	12.71%
Net expenses[4,5,6,7]	1.30
Net investment loss[4]	(0.10)

Portfolio turnover rate	51%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 12, 2010 (inception date) to April 30, 2011 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2011[2]

Net asset value, beginning of period	$11.85

Income (loss) from operations:
Net investment loss	(0.05)
Net realized and unrealized gain	1.84
Total income from operations	1.79

Less distributions from:
Net realized gains	(0.15)
Total distributions	(0.15)

Net asset value, end of period	$13.49
Total return[3]	15.25%

Net assets, end of period (000s)	$11

Ratios to average net assets:
Gross expenses[4]	14.40%
Net expenses[4,5,6,7]	2.05
Net investment loss[4]	(0.86)

Portfolio turnover rate	51%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 12, 2010 (inception date) to April 30, 2011 (unaudited).

[3]

Performance figures, exclusive of CDSCs, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

16	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares	2011[1,2]	2010[3]

Net asset value, beginning of period	$11.67	$10.00

Income from operations:
Net investment income	0.01	0.03
Net realized and unrealized gain	2.02	1.64
Total income from operations	2.03	1.67

Less distributions from:
Net investment income	(0.09)	—
Net realized gains	(0.15)	—
Total distributions	(0.24)	—

Net asset value, end of period	$13.46	$11.67
Total return[4]	17.61%	16.70%

Net assets, end of period (000s)	$2,936	$1,628

Ratios to average net assets:
Gross expenses[5]	12.64%	33.07%
Net expenses[5,6,7,8]	1.05	1.05
Net investment income[5]	0.18	1.18

Portfolio turnover rate	51%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2011 (unaudited).

[3]	For the period June 30, 2010 (inception date) to October 31, 2010.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Disciplined Equity Research Fund (the “Fund”) is a separate diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable

18	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Notes to financial statements (cont’d)

securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$2,965,404	—	—	$2,965,404

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	19

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the

20	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Notes to financial statements (cont’d)

actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, LLC formerly, Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. The following chart shows the annual advisory fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides certain administrative and oversight services to the Fund. For LMPFA’s services to the Fund, LMCM (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMCM and LMPFA are wholly-owned subsidiaries and corporate affiliates of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	21

As a result of an expense limitation arrangement between the Fund and LMCM, the ratio of expenses, other than brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C, and I shares did not exceed 1.30%, 2.05% and 1.05%, respectively. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

During the six months ended April 30, 2011, fees waived and/or expenses reimbursed amounted to $130,972.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to this arrangement, at April 30, 2011, the Fund had remaining fee waivers and expense reimbursements subject to recapture by LMCM and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires October 31, 2013	—	—	$124,750
Expires October 31, 2014	$782	$564	129,573
Fee waivers/expense reimbursements subject to recapture	$782	$564	$254,323

For the six months ended April 30, 2011, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2011, LMIS and its affiliates did not receive any sales charges on the sales of Fund’s Class A shares. In addition, for the six months ended April 30, 2011, there were no CDSCs paid to LMIS and its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or

22	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Notes to financial statements (cont’d)

her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of April 30, 2011, Legg Mason and its affiliates owned 73% of the Fund.

3. Investments

During the six months ended April 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,109,202
Sales	1,152,773

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$421,197
Gross unrealized depreciation	(19,710)
Net unrealized appreciation	$401,487

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended April 30, 2011, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2011, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A*	$17	$15
Class C*	50	2
Class I	—	98
Total	$67	$115

*	For the period November 12, 2010 (inception date) to April 30, 2011.

Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report	23

For the six months ended April 30, 2011, waivers and/or expense reimbursements by class were as follows:

	Distribution Fees Waived	Waivers/Expense Reimbursements
Class A*	$3	$782
Class C*	50	564
Class I	—	129,573
	$53	$130,919

*	For the period November 12, 2010 (inception date) to April 30, 2011.

6. Distributions to shareholders by class

	Six Months Ended April 30, 2011	Period Ended October 31, 2010†
Net Investment Income:
Class A*	$50	—
Class C*	—	—
Class I	12,450	—
Total	$12,500	—

Net Realized Gains
Class A*	$127	—
Class C*	127	—
Class I	21,052	—
Total	$21,306	—

*	For the period November 12, 2010 (inception date) to April 30, 2011.

†	For the period June 30, 2010 (inception date) to October 31, 2010.

7. Shares of beneficial interest

At April 30, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2011		Period Ended October 31, 2010†
	Shares	Amount	Shares	Amount
Class A*
Shares sold	1,404	$17,174	—	—
Shares issued on reinvestment	14	177	—	—
Net increase	1,418	$17,351	—	—

*	For the period November 12, 2010 (inception date) to April 30, 2011.

†	For the period June 30, 2010 (inception date) to October 31, 2010.

24	Legg Mason Capital Management Disciplined Equity Research Fund 2011 Semi-Annual Report

Notes to financial statements (cont’d)

	Six Months Ended April 30, 2011		Period Ended October 31, 2010†
	Shares	Amount	Shares	Amount

Class C*
Shares sold	844	$10,000	—	—
Shares issued on reinvestment	10	128	—	—
Net increase	854	$10,128	—	—

Class I
Shares sold	96,615	$1,231,496	141,118	$1,441,663
Shares issued on reinvestment	2,509	30,785	—	—
Shares repurchased	(20,469)	(266,125)	(1,621)	(18,705)
Net increase	78,655	$996,156	139,497	$1,422,958

*	For the period November 12, 2010 (inception date) to April 30, 2011.

†	For the period June 30, 2010 (inception date) to October 31, 2010.

8. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending October 31, 2012.

Legg Mason Capital Management

Disciplined Equity Research Fund

Trustees

Mark R. Fetting

Chairman

R. Jay Gerken

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager/adviser

Legg Mason Capital Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Capital Management Disciplined Equity Research Fund

The Fund is a separate series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Capital Management Disciplined Equity Research Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management Disciplined Equity Research Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013675 6/11 SR11-1404

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date:	June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date:	June 23, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer

Date:	June 23, 2011